Properties	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Properties	Properties

As at	December 31, 2025					December 31, 2024
In millions	Depreciation rate (1)	Cost	Accumulated Depreciation	Net	Depreciation rate (1)	Cost	Accumulated Depreciation	Net
Properties including finance leases
Track and roadway (2)	2%	$48,970	$10,678	$38,292	3%	$48,744	$11,557	$37,187
Rolling stock	4%	9,527	3,786	5,741	4%	9,482	3,642	5,840
Buildings	3%	2,579	930	1,649	3%	2,452	848	1,604
Information technology (3)	8%	3,277	1,597	1,680	9%	3,128	1,460	1,668
Other	6%	3,314	1,528	1,786	5%	3,116	1,455	1,661
Total properties including finance leases (4)		$67,667	$18,519	$49,148		$66,922	$18,962	$47,960

Finance leases included in properties
Track and roadway (5)	$405	$115	$290	$405	$110	$295
Rolling stock	12	2	10	12	2	10
Buildings	27	13	14	27	12	15
Other	97	43	54	102	41	61
Total finance leases included in properties	$541	$173	$368	$546	$165	$381
(1)    Represents the weighted average depreciation rate.
(2)    As at December 31, 2025, includes land of $2,628 million (2024 - $2,682 million).
(3)    In 2025, the Company capitalized costs for internally developed software and related licenses of $173 million (2024 - $235 million).
(4)    In 2025, property additions, net of finance leases, were $3,658 million (2024 - $3,549 million), of which $1,639 million (2024 - $1,564 million) related to track and railway infrastructure maintenance, including the replacement of rail, ties, bridge improvements, and other general track maintenance.
(5)    As at December 31, 2025, includes right-of-way access of $106 million (2024 - $106 million).

Government assistance
For the year ended December 31, 2025 and 2024, the Company received $126 million and $78 million, respectively, of government assistance towards the purchase and self-construction of properties.

As at December 31, 2025 and 2024, the total Properties balance of $49,148 million and $47,960 million, respectively, is net of $1,767 million and $1,721 million of unamortized government assistance, respectively, primarily related to the enhancement of CN's track and roadway infrastructure. For the year ended December 31, 2025 and 2024, Depreciation and amortization expense on the Consolidated Statements of Income is presented net of amortization of government assistance of $75 million and $68 million, respectively.